Agreements With UMD And DUKE - Additional information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Agreement Disclosure [Line Items]
Common stock, capital shares reserved for future issuance		67,256,430	37,458,586
Research and development expense		$ 20,228	$ 10,157
Percentage of common stock holding		0.50%
Common stock, shares issued		195,630,975	118,146,795
Option Agreement [Member]
Agreement Disclosure [Line Items]
Agreement, option to extend		extend another year
Option Agreement [Member] | University Of Maryland [Member]
Agreement Disclosure [Line Items]
Agreement term		5 years
Common stock, capital shares reserved for future issuance		642,995
Option Agreement [Member] | Duke [Member]
Agreement Disclosure [Line Items]
Research and development expense		$ 500	$ 19
Common stock, shares issued		2,900,000
Option Agreement [Member] | University Of Maryland And Duke [Member] | Patents [Member] | Initial Patents Received [Member]
Agreement Disclosure [Line Items]
Stock issued during the period purchase of assets				142,886
Amended License Agreement [Member] | University Of Maryland [Member]
Agreement Disclosure [Line Items]
Option agreement indexed to equity, shares available for issuance, fair value	$ 1,600
Amended License Agreement [Member] | University Of Maryland [Member] | Common Stock [Member]
Agreement Disclosure [Line Items]
Stock issued during the period purchase of assets	257,198
Amended Option Agreement [Member] | University Of Maryland [Member]
Agreement Disclosure [Line Items]
Research and development expense		$ 800	$ 0
Option agreement indexed to equity, shares available for issuance, fair value	$ 800
Amended Option Agreement [Member] | University Of Maryland [Member] | Common Stock [Member]
Agreement Disclosure [Line Items]
Option agreement, remaining number of shares available for issuance	128,599
Amended Option Agreement [Member] | Duke [Member] | Common Stock [Member]
Agreement Disclosure [Line Items]
Option agreement, remaining number of shares available for issuance			1,214,317